Reconciliation of Total Net Business Profits Under Internal Management Reporting System to Income Loss Before Income Tax Expense Benefit Shown on Consolidated Statements of Income (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits	¥ 912,200,000,000	¥ 719,100,000,000	¥ 741,700,000,000
U.S. GAAP adjustments	129,200,000,000	87,200,000,000	(98,400,000,000)
(Provision) credit for loan losses	(139,947,000,000)	23,044,000,000	(647,000,000)
Net gains (losses) related to equity investments	28,200,000,000	(90,500,000,000)	2,200,000,000
Non-recurring personnel expense	(23,500,000,000)	(39,300,000,000)	(22,800,000,000)
Gains on disposal of premises and equipment	12,411,000,000	19,924,000,000	13,537,000,000
(Provision) credit for losses on off-balance-sheet instruments	(4,584,000,000)	1,203,000,000	(4,443,000,000)
Others-net	(28,800,000,000)	(57,800,000,000)	(19,800,000,000)
Income before income tax expense	¥ 885,180,000,000	¥ 662,835,000,000	¥ 611,357,000,000